RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Information related to operating and finance leases is as follows:

	December 31, 2024				December 31, 2023
	Operating Leases		Finance Leases		Operating Leases		Finance Leases
Incremental borrowing or implicit rate (weighted average)	13.10%		10.73%		11.83%		10.37%
Weighted average remaining lease term	11.82	yrs	5.04	yrs	12.12	yrs	4.76	yrs

Schedule of maturities of the contractual operating lease liabilities

	Operating Leases	Finance Leases	Total
2025	$41,554	$7,044	$48,598
2026	42,105	5,041	47,146
2027	41,334	3,897	45,231
2028	40,853	3,058	43,911
2029	39,420	2,213	41,633
2030 and beyond	311,330	4,499	315,829
Total undiscounted lease liabilities	516,596	25,752	542,348
2025 Tenant allowance	(19,388)	–	(19,388)
Impact of discounting	(305,843)	(5,706)	(311,549)
Total present value of minimum lease payments	$191,365	$20,046	$211,411

Schedule of maturities of the contractual finance lease liabilities

	Operating Leases	Finance Leases	Total
2025	$41,554	$7,044	$48,598
2026	42,105	5,041	47,146
2027	41,334	3,897	45,231
2028	40,853	3,058	43,911
2029	39,420	2,213	41,633
2030 and beyond	311,330	4,499	315,829
Total undiscounted lease liabilities	516,596	25,752	542,348
2025 Tenant allowance	(19,388)	–	(19,388)
Impact of discounting	(305,843)	(5,706)	(311,549)
Total present value of minimum lease payments	$191,365	$20,046	$211,411

Schedule of payments related to leases.

	Year Ended
	December 31, 2024	December 31, 2023
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$15,187	$8,783
Lease liabilities - operating expense, G&A	18,307	16,366
Lease liabilities - finance
Amortization of right-of-use assets, COGS	6,988	6,913
Amortization of right-of-use assets, G&A	139	165
Interest on lease liabilities - finance, COGS	2,407	3,017
Interest on lease liabilities - finance, G&A	23	37
Total lease expense	$43,051	$35,281